Current Taxes and Deferred Taxes - Income Tax (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015	Dec. 31, 2014
Income tax expense:
Current year taxes		$ 159,153	$ 105,024	$ 134,759
Tax from previous period		2,574	(1,401)	1,030
Subtotal		161,727	103,623	135,789
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences		(4,582)	20,043	(26,044)
Effect of changes in tax rate			(5,729)	(9,158)
Subtotal		(4,582)	14,314	(35,202)
Other		2,623	(2,576)	(375)
Total tax expense (income)	$ 230,346	$ 159,768	$ 115,361	$ 100,212
Tax Rate	27.00%	27.00%	25.50%	24.00%	22.50%	21.00%